Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.
OTHER NON-CURRENT ASSETS

	As of December 31,
	2021	2022
	RMB	RMB
Long-term rental deposits	42,863	15,356
Prepaid service fees	14,250	16,119
Loans to employees	11,800	18,100
Prepaid consideration for an acquisition	5,040	-
Prepaid long-term celebrity endorsement fees	1,804	2,476
Others	4,463	834
	80,220	52,885